Income Tax - Profit Before Tax Differs from the Theoretical Amount that Would Arise using the Weighted Average Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax expense calculated at the statutory tax rates applicable to respective countries		$ 1,783,328	$ 2,300,048	$ 2,057,890
Expense disallowed (deductible income) by tax regulation		(13,203)	113,971	319,835
Tax exempt income by tax regulation		(389,163)	(572,372)	(736,103)
Temporary difference not recognized as deferred income tax liabilities		(135,960)	(156,588)	(179,130)
Change in assessment of realization of deferred income tax assets		0	0	(1,071)
Effect from Alternative Minimum Tax		32,688	72,684	88,944
Provision of additional 10% tax on undistributed earnings		982,843	904,395	906,273
Adjustment: over provision from prior years		(911,703)	(794,939)	(1,090,579)
Deferred tax effect of earnings of subsidiaries		176,749	0	0
Income tax expense recognized in profit or loss	$ 51,470	$ 1,525,579	$ 1,867,199	$ 1,366,059